Description of the Business	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business
Description of the Business
ChannelAdvisor Corporation (“ChannelAdvisor” or the “Company”) was incorporated in the state of Delaware and capitalized in June 2001. The Company began operations in July 2001. ChannelAdvisor is a provider of software-as-a-service, or SaaS, solutions that allow retailers and manufacturers to integrate, manage and monitor their merchandise sales across hundreds of online channels. The Company is headquartered in Morrisville, North Carolina and has international offices in England, Ireland, Germany, Australia, Hong Kong and Brazil.

Description of the Business
ChannelAdvisor Corporation (“ChannelAdvisor” or the “Company”) was incorporated in the state of Delaware and capitalized in June 2001. The Company began operations in July 2001. ChannelAdvisor is a provider of software-as-a-service, or SaaS, solutions that allow retailers and manufacturers to integrate, manage and monitor their merchandise sales across hundreds of online channels. The Company is headquartered in Morrisville, North Carolina and has offices in England, Ireland, Germany, Australia and Hong Kong.
Accumulated Deficit
Since its inception, the Company has incurred substantial losses. As of December 31, 2011 and 2012, the accumulated deficit was $74.5 million and $79.5 million, respectively. Failure to generate sufficient revenue and income could have a material adverse effect on the Company’s ability to achieve its intended business objectives. The Company has financed its operations primarily through issuances of redeemable convertible preferred stock and believes it has adequate cash on hand to fund operations in the near term, but, if required, additional financing may not be available to the Company or available on attractive terms.